Income tax - Schedule of Tax Loss Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2020 EUR (€)
Tax Losses Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 2,196
Research and Development Credit Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	28
Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	2
2021-2030 | Tax Losses Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2021-2030 | Research and Development Credit Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2021-2030 | Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	2
2031 and Onwards | Tax Losses Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	695
2031 and Onwards | Research and Development Credit Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	28
2031 and Onwards | Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
Unlimited | Tax Losses Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	1,501
Unlimited | Research and Development Credit Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
Unlimited | Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 0